Note 10 - Prepaid Expenses, Deposits, and Other Current Assets	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
10.	PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS

	As at	As at
	March 31, 2018	March 31, 2017
Prepaid expenses and deposits	$64,752	$62,087
Green certificates	42,230	49,236
Gas delivered in excess of consumption	2,715	3,232
	$109,697	$114,555